CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND FOR QUALIFIED TRUSTS

                  Registration Nos.033-53698 AND 811-7322

               CERTIFICATION PURSUANT TO RULE 497(j)


     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, the undersigned registrant hereby certifies, in lieu of filing under paragraph (c) of Rule 497, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement on Form N-1A, Post-Effective Amendment No. 6, and that the text of Post-Effective Amendment No. 6 was filed electronically.

               Canandaigua   National   Collective   Investment   Fund  For
                Qualified Trusts


                         By: /S/ ROBERT J. SWARTOUT, SECRETARY
                              Robert J. Swartout, Secretary

                         Date: August 15, 1997


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